SUMMARY OF STOCK OPTION ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of warrants, beginning balance
Weighted average exercise price, beginnning balance
Weighted average remining contractual life, Outstanding	4 years 14 days
Aggregate Intrinsic Value, Beginning balance
Number of warrants, Granted	135,500
Weighted average exercise price, Granted	$ 50.00
Weighted average remining contractual life, Granted	5 years
Number of warrants, Forfeited	(21,500)
Weighted average exercise price, Forfeited
Number of warrants, Exercised
Weighted average exercise price, Exercised
Number of warrants, Ending balance	114,000
Weighted average exercise price, Ending balance	$ 50.00
Aggregate Intrinsic Value, Ending balance
Number of warrants, Exercisable	74,000
Weighted average exercise price, Exercisable	$ 50.00
Weighted average remining contractual life, Exercisable	4 years 14 days
Aggregate Intrinsic Value, Exercisable